UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS

125 South Mill Street,

Vine Center, Suite 100 Lexington KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
74.89% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Aa3	$150,000	$143,595
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	Aa3/AA*	75,000	70,197
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	225,000	213,028
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	469,515
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aa3	100,000	93,828
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aa3	450,000	431,550
AL State University Revenue General Tuition & Fee - Series A	5.000	01/01/2019	A2/AA*	50,000	50,205
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	139,119
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	AA*	50,000	49,881
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aa3/AA*	170,000	160,120
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aa3/AA*	130,000	123,221
Alexander City AL Warrants	4.700	05/01/2021	A2/AA*	200,000	186,976
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa3/AA*	260,000	249,311
Auburn University AL General Fee Revenue - Series A	5.000	06/01/2027	Aaa/AAA*/AAA@	300,000	289,737
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa2/AA+*	295,000	288,873
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aa3/AA*/AA-@	100,000	100,378
Birmingham AL Warrants Parking Improvement Series C	5.000	04/01/2031	Aa3/AA*/AA-@	140,000	132,930
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aa3/AA*	100,000	99,121
Birmingham AL Waterworks & Sewer Revenue Warrants - Series A	5.000	01/01/2023	Aa3/AA*	125,000	122,989
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	180,420
Daphne AL Warrants	5.000	04/01/2023	Aa3/AA*	250,000	249,743
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	A2/AA*/A@	260,000	257,592
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aaa/AAA*/AAA@	190,000	187,441
Enterprise AL Water General Obligation	5.000	10/01/2019	Aa3/AA*	55,000	55,883
Enterprise AL Water General Obligation	5.000	10/01/2023	Aa3/AA*	450,000	438,417
Gadsden AL Warrants - Series B	4.600	08/01/2022	Aa3	100,000	93,750
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	A2	200,000	182,330
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	A1/AA*	35,000	35,238
Hoover AL Board of Education Capital Outlay Warrants	4.750	02/15/2024	Aaa/AAA*/AAA@	250,000	236,908
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aa1/AA+*	200,000	191,956
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	A2/AAA*	100,000	95,189
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa2/AA*	375,000	363,814
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR	20,000	19,703
Huntsville AL Public Educational Building	6.050	06/01/2020	NR	150,000	141,249
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aaa/AAA*/AAA@	300,000	285,579
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	A2/AA*	30,000	30,415
Lee County AL School Warrants	5.000	02/01/2018	A1	100,000	102,220
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	A1	75,000	75,401
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aa3	275,000	259,548
Linden AL Warrants	5.250	06/01/2023	BBB+*	25,000	24,399
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	353,136
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	34,250
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	20,000	19,931
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aa3/AA*	50,000	50,762
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	245,595
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa3/AA*	150,000	142,434
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	93,836
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3/AA*	250,000	229,123
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	A*	200,000	191,748
Roanoke AL Warrants	4.450	05/01/2020	AA*	150,000	145,628
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	46,275
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	A2/A+*	300,000	283,635
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Aa3	100,000	88,810
Trussville AL Warrants	4.800	10/01/2021	Aa3	85,000	81,505
Tuscaloosa AL Warrants	5.150	07/01/2026	Aa3/AA*	250,000	251,758
University of AL General Revenue - Series A	5.000	07/01/2034	Aa3/AA*/AA-@	100,000	93,148
University of AL General Revenue Series A	5.000	07/01/2028	Aa3/AA-*/AA-@	325,000	308,168
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	A1	370,000	363,266
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	300,000	288,084

					10,232,854

GENERAL OBLIGATION BONDS
9.96% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa2/AA*	30,000	30,498
AL State - Series A	5.000	06/01/2020	Aa2/AA*	100,000	101,142
AL State - Series B	5.000	06/01/2021	Aa2/AA*	30,000	30,261
AL State - Series A	4.625	09/01/2022	Aa2/AA*	100,000	95,687
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	47,276
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,156
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	151,679
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	219,521
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	102,173
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	567,808

					1,361,200

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PREREFUNDED BONDS
4.15% of Net Assets
AL State Docks Department Docks Facilities Revenue	5.500%	10/01/2022	A2/AA*	$110,000	$112,209
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,467
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aa2/AA*	200,000	216,276
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aa3/AA*	30,000	31,976
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	A2/AAA*	85,000	86,046
Phenix City AL School Warrants	5.450	08/01/2016	Aa3/AA*	10,000	10,679
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,197
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aa3	10,000	10,652
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aa3/AA-*	25,000	25,884
University AL University Revenue Hospital - Series A	5.400	09/01/2013	A2/AA*	50,000	52,915

					567,300

UNIVERSITY CONSOLIDATED EDUCATION & BUILDING
3.36% of Net Assets
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa2/AA*/AAA@	350,000	337,852
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa1	120,000	121,823

					459,674

LEASE REVENUE BONDS
1.70% of Net Assets
University of Alabama General Revenue Series A	5.000	07/01/2034	Aa2/AA-*	250,000	232,545

					232,545

PUBLIC FACILITIES REVENUE BONDS
1.48% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	192,195
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,163

					202,357

MUNICIPAL UTILITY REVENUE BONDS
.85% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,305
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	95,776

					116,081

INDUSTRIAL REVENUE BONDS
.75% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	77,488
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	25,249

					102,737

HOSPITAL AND HEALTHCARE REVENUE BONDS
.36% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa1	50,000	49,044

					49,044

Total Investments (cost $14,112,530)(See (a) below for further explanation) 97.50% of Net Assets					$13,323,793

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$34,446
Unrealized depreciation	(823,183)

Net unrealized depreciation	$(788,737)

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	13,323,793
Level 3	Significant Unobservable Inputs	—

$13,323,793

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
65.89% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,255,785
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	A2	1,290,000	1,328,042
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	A2	1,510,000	1,543,764
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aaa/AAA@	3,085,000	2,999,422
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	A2/A-*/AA@	9,595,000	8,491,575
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,036,545
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,223,843
Boone County KY Water - Florence	5.000	12/01/2015	A2	1,000,000	1,030,410
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	A2	1,805,000	1,855,017
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	A2	1,900,000	1,926,638
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	A2	2,100,000	2,097,942
Boyle County KY College Improvement - Centre College - A	4.750	06/01/2032	A3/A-	5,330,000	4,688,694
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,372,583
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,545,757
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa3/AA*	2,395,000	2,331,054
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa3/AA*	4,175,000	4,040,690
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa3/AA*	4,385,000	4,213,985
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,034,100
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	914,409
Carter County KY Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	954,518
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A2/AA*	1,580,000	1,568,276
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aa3/AA*	2,285,000	2,334,128
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	6,940,296
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,250,672
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AAA*/AAA@	4,100,000	3,885,775
Franklin County School Building Revenue	4.750	05/01/2027	Aaa/AAA@	3,570,000	3,287,899
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	A2/AA*	500,000	500,005
Greater KY Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,342,538
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,215,000	1,172,208
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,234,781
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,167,625
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	Aa3/AA*	3,450,000	3,462,006
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aa3/AA*/AA@	4,520,000	4,534,148
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	A2/AA*	8,675,000	8,719,850
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*/AAA@	3,770,000	3,471,868
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,022,950
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,044,380
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,313,775
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,007,268
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*/AAA@	5,025,000	4,880,632
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	A2/AA*/A-	2,940,000	2,956,435
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AA*	3,000,000	2,802,300
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,064,610
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,405,348
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,604,822
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/AA*/AA-@	2,000,000	2,023,380
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/AA*/AA-@	5,600,000	5,525,632
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/AA*/AA-@	5,880,000	5,792,153
KY Asset Liability Commission	5.000	05/01/2025	Aa3/AA*/AA-@	1,000,000	981,170
KY Asset Liability Project Notes	5.000	09/01/2015	Aa3/AA*/AA-@	6,000,000	6,343,440
Ky Asset Liability Commission University of KY	5.000	10/01/2024	Aa3/AA*	5,445,000	5,304,573
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa3/AA*	6,090,000	5,852,368
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa3/AA-*	8,075,000	8,032,849
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa3/AA-*	7,405,000	7,340,577
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa3/AA-*	3,700,000	3,649,976
KY Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,525,710
KY Development Finance Authority-St Claire Medical	5.875	09/01/2013	AA*	2,000,000	2,000,680
KY Development Finance Authority-St Claire Medical	5.625	09/01/2021	AA*	2,500,000	2,500,400
KY Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AA*	6,500,000	6,540,560
KY Development Finance Authority-Appalachian Regional	5.850	10/01/2017	BB-*	500,000	463,010
KY Economic Development Finance Authority-Christian Care	5.375	11/20/2035	AAA*	1,805,000	1,688,939
KY Economic Development Authority - Louisville Arena	6.000	12/01/2033	Aaa/AAA*	1,000,000	983,330
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,333,011
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	977,590
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	919,590
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,011,360
Kentucky State Property & Building #87	5.000	03/01/2019	Aa3/A+*/AA-@	3,000,000	3,053,520
KY State Property & Building #76	5.500	08/01/2021	Aa3/AA*/AA-@	1,400,000	1,444,170
KY State Property & Building #83	5.000	10/01/2013	Aa3/AA*/AA-@	610,000	645,911
KY State Property & Building #83	5.000	10/01/2017	Aa3/AA*/AA-@	5,000,000	5,221,000
KY State Property & Building #83	5.000	10/01/2018	Aa3/AA*/AA-@	17,750,000	18,285,340
KY State Property & Building #83	5.250	10/01/2020	Aa3/AA*/AA@	24,220,000	24,783,357
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	4,000,000	3,656,840
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,059,080
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,378,482
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,312,548
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA*/AA-@	10,000,000	10,183,600
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA*/AA-@	17,500,000	17,089,100
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,318,442
KY State Property & Building #89	5.000	11/01/2025	Aaa/AAA*/AAA@	5,000,000	4,783,750

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #89	5.000%	11/01/2026	Aaa/AAA*/AAA@	$5,000,000	$4,759,550
KY State Property & Building #89	5.000	11/01/2027	Aaa/AAA*/AAA@	4,900,000	4,645,690
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA*/AA-@	2,940,000	3,086,647
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA*/AA-@	1,000,000	1,024,380
KY State Property & Building #81	5.000	11/01/2017	Aa3/AA*/A+@	2,060,000	2,124,210
KY State Property & Building #81	5.000	11/01/2018	Aa3/AA*/A+@	1,720,000	1,756,275
KY State Property & Building #81	5.000	11/01/2019	Aa3/AA*/A+@	2,385,000	2,422,325
KY State Property & Building #81	5.000	11/01/2020	Aa3/AA*/A+@	3,560,000	3,590,011
KY State Property & Building #81	5.000	11/01/2022	Aa3/AA*/A+@	3,930,000	3,886,770
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AA+*/AAA@	1,000,000	1,028,580
KY State Turnpike Economic Development	5.000	07/01/2022	Aa3/AA+*/AA-@	1,625,000	1,620,076
KY State Turnpike Economic Development	5.000	07/01/2023	Aa3/AA+*/AA-@	4,325,000	4,266,959
KY State Turnpike Economic Development	5.000	07/01/2024	Aa3/AA+*/AA-@	3,770,000	3,713,186
KY State Turnpike Economic Development	5.000	07/01/2025	Aa3/AA+*/AA-@	2,000,000	1,962,040
KY State Turnpike Economic Development	5.000	07/01/2026	Aa3/AA+@/AA-*	4,720,000	4,584,394
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,644,104
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,070,672
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	4,000,000	3,882,120
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	2,916,680
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aaa/AAA@	1,000,000	940,610
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aaa/AAA@	1,755,000	1,753,157
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aaa/AAA@	1,930,000	1,894,913
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/A+@	3,270,000	3,204,731
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/A+@	3,230,000	3,177,803
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	AA-*/A+@	2,500,000	2,506,825
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	AA-*/A+@	10,425,000	9,730,070
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	2,849,261
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	2,965,333
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,104,653
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,212,270
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	10,000,000	9,849,800
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	A2/AA*	7,000,000	6,771,100
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	5,185,000	5,036,502
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,787,139
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,176,387
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,062,868
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,381,185
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	Aa3/AA*	2,030,000	1,991,613
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aa2/AA+*	7,165,000	7,326,427
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,787,000	4,940,663
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	A1/AA*	1,000,000	1,002,610
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aaa/AAA@	695,000	707,753
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,391,684
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aa3	1,655,000	1,656,572
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aa3	1,725,000	1,711,045
McCracken County KY School District Finance Corporation	5.000	07/01/2022	Aa3	4,000,000	3,976,080
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Aa3/AA*	1,550,000	1,599,089
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aaa/AAA@	1,130,000	1,088,100
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/AAA@	2,505,000	2,347,360
Northern KY University Certificate of Participation	4.900	12/01/2021	Aa3	2,725,000	2,650,090
Northern KY University Certificate of Participation	5.000	12/01/2024	Aa3	2,000,000	1,916,380
Northern KY Water District	4.750	02/01/2019	A2	1,000,000	981,530
Northern KY Water District	5.000	02/01/2020	A2	3,080,000	3,056,130
Northern KY Water District	5.000	02/01/2021	A2	2,635,000	2,606,147
Northern KY Water District	4.125	02/01/2021	A2	1,380,000	1,210,439
Northern KY Water District	4.500	02/01/2022	A2	1,385,000	1,283,660
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	105,000	106,057
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	2,915,000	2,939,865
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,804,310
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	994,760
Taylor County Detention Facility	4.750	09/01/2027	Baa1	2,110,000	1,861,822

					486,404,263

PREREFUNDED BONDS
9.74% of Net Assets
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,256,484
Georgetown College Project - Series A	6.000	11/15/2016	NR	1,000,000	1,072,810
Georgetown College Project - Series A	6.250	11/15/2020	NR	4,000,000	4,311,680
KY Economic Development Finance Authority - Catholic Health	5.500	09/01/2014	Aa2/AA@	1,375,000	1,469,958
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA@	2,000,000	2,117,620
KY Development Finance Authority - Catholic Health	5.250	09/01/2021	Aa2/AA@	2,000,000	2,124,260
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,204,730
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	8,833,122
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,465,125
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,326,893
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,386,050
KY State Property & Building #77	5.250	08/01/2015	Aa3/AAA*/AA-@	1,140,000	1,234,312
KY State Property & Building #79	4.750	10/01/2023	Aa3/AA*/AA-@	3,000,000	3,172,140
Knox County General Obligation	5.625	06/01/2036	BBB-*	2,490,000	2,774,358
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,185,247
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,947,868

					71,882,656

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2008

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
LEASE REVENUE BONDS
6.98% of Net Assets
Boone County KY School District Finance Corporation		5.000%	08/01/2019	Aa3	$1,040,000	$1,060,498
Boone County KY School District Finance Corporation		5.000	02/01/2022	Aa3	3,000,000	2,991,120
Bullitt County KY School District Finance Corporation		5.000	07/01/2021	Aa3	1,000,000	1,006,640
Danville KY Multi-City Lease Campbellsville Water & Sewer		3.500	07/01/2012	Baa1	1,585,000	1,567,898
Davies County KY School District Finance Corporation		5.000	06/01/2021	Aa3	1,155,000	1,154,919
Green County KY School District Finance Corporation		5.000	04/01/2021	Aa3	1,085,000	1,091,944
Greenup County KY School District Finance Corporation		4.650	03/01/2021	Aa3	1,650,000	1,637,642
Hopkins County KY School District Finance Corporation		5.125	06/01/2019	Aa3	4,120,000	4,226,708
KY Area Development Districts Financing Lease-Ewing		5.700	06/01/2015	AA*	1,500,000	1,599,030
KY Area Development Districts Financing Lease-Ewing		5.600	06/01/2022	AA*	1,055,000	1,081,934
KY Area Development Districts Financing Lease-Ewing		5.350	12/01/2022	AA*	2,560,000	2,606,669
KY Area Development Districts Financing Lease-Ewing		5.400	12/01/2021	AA*	710,000	729,667
KY Area Development Districts Financing Lease-Ewing		5.400	12/01/2021	AA*	1,095,000	1,114,984
KY Area Development Districts Financing Lease-Ewing		4.700	06/01/2024	AA*	2,625,000	2,429,543
KY Interlocal Transportation Equipment Lease Revenue		6.000	12/01/2020	Aa3/A+*	400,000	400,172
KY Infrastructure Authority - Series A		5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,018,930
KY Infrastructure Authority - Series E		5.000	06/01/2017	Aa3/AA-*	1,035,000	1,045,526
KY State Property & Building #68		5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,539,915
KY State Property & Building #68		5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,608,735
KY State Property & Building #73		5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,597,380
Martin County KY School District Finance Corporation		5.375	09/01/2020	Aa3	1,100,000	1,139,072
Montgomery County KY School District Finance Corporation		4.375	04/01/2023	Aa3	3,105,000	2,790,650
Oldham County KY School District Finance Corporation		5.000	12/01/2021	Aa3	2,090,000	2,114,516
Pendleton County KY Multi-County Lease Revenue	^^	6.400	03/01/2019	A*	3,000,000	3,279,030
Pike County School District Finance Corporation		5.000	09/01/2016	Aa3	1,850,000	1,918,339
Pike County KY School District Finance Corporation		5.100	09/01/2020	Aa3	1,000,000	1,018,420
Scott County KY School District		5.000	03/01/2021	Aa3	1,240,000	1,246,956
Trigg County KY School District Finance Corporation		4.600	04/01/2018	Aa3	1,700,000	1,703,961
Whitley County KY School Finance		4.800	02/01/2021	Aa3	800,000	797,000

						51,517,797

ESCROWED TO MATURITY BONDS
5.75% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc		5.700	11/01/2009	Ba1	1,000,000	1,031,430
Danville KY Multi-City Lease Revenue-Hopkinsville		6.875	06/01/2012	Baa1	1,220,000	1,320,857
Jefferson County KY Health Facilities - Alliant Health		5.125	10/01/2018	A2/AA*	33,000,000	33,331,650
Jefferson County KY Health Facilities - Alliant Health		5.125	10/01/2017	A2/AA*	4,980,000	4,934,035
KY Development Finance Authority-Norton Health		6.125	10/01/2010	A-@	1,775,000	1,811,068

						42,429,040

STATE AND LOCAL MORTGAGE REVENUE BONDS
2.77% of Net Assets
KY Housing Corporation		4.750	07/01/2032	Aaa/AAA*	1,265,000	1,078,843
KY Housing Corporation		4.850	01/01/2024	Aaa/AAA*	7,380,000	6,738,752
KY Housing Corporation		4.950	01/01/2033	Aaa/AAA*	6,280,000	5,581,601
KY Housing Corporation - Series E		4.875	07/01/2023	Aaa/AAA*	1,535,000	1,419,752
KY Housing Corporation - Series E		5.375	07/01/2033	Aaa/AAA*	2,175,000	2,029,819
KY Housing Corporation		4.900	07/01/2028	Aaa/AAA*	2,000,000	1,833,780
KY Housing Corporation		5.000	07/01/2033	Aaa/AAA*	1,900,000	1,752,921

						20,435,468

MUNICIPAL UTILITY REVENUE BONDS
1.55% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue		5.375	02/01/2020	AA-*	1,140,000	1,169,344
Louisville & Jefferson County KY Waterworks & Water System		5.000	11/15/2031	Aa1/AA+*	10,695,000	10,310,943

						11,480,286

GENERAL OBLIGATION BONDS
1.48% of Net Assets
Bowling Green KY General Obligation		5.300	06/01/2018	Aa3	1,000,000	1,032,230
Bowling Green KY General Obligation		4.600	06/01/2018	Aa2	1,290,000	1,301,197
Hardin County KY General Obligation		5.125	06/01/2019	A1	2,255,000	2,309,143
Jefferson County KY - Series A		4.900	12/01/2018	Aa2/AA+*	1,605,000	1,644,531
KY State Property & Building #62		4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,800,050
Louisville KY General Obligation		5.000	11/01/2019	Aa2/AA*	1,775,000	1,829,049

						10,916,200

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.40% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital		5.700	01/01/2011	A3/A+*	535,000	539,820
KY Development Finance Authority - Green River		6.000	11/01/2010	Aaa	1,000,000	1,002,340
KY Development Finance Authority-Norton Health		6.125	10/01/2010	A-@	3,550,000	3,608,291
KY Development Finance Authority-Catholic Health		5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	967,280
Madison County KY Industrial Building Revenue - McCready Manor		5.500	06/01/2020	AA-*	1,785,000	1,798,923
Pike County KY Mortgage Revenue-Phelps Regional Health		5.650	09/20/2027	AAA*	2,435,000	2,445,422

						10,362,076

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PUBLIC FACILITIES REVENUE BONDS
.94% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000%	09/01/2019	Aa3	$1,000,000	$1,018,920
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,768,165
Danville KY Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	260,000	260,104
KY State Turnpike Economic Development	5.000	07/01/2027	Aa3/AA+*/AA-@	2,580,000	2,494,447
KY State Turnpike Economic Development	5.000	07/01/2028	Aa3/AA+*/AA-@	1,460,000	1,377,627

					6,919,263

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.67% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	1,987,556
Louisville & Jefferson County - Papa Johns Stadium	4.750	03/01/2028	Aa3/AA-*	3,250,000	2,993,998

					4,981,554

CERTIFICATES OF PARTICIPATION BONDS
.33% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,309,659
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,130,836

					2,440,496

Total Investments (cost $745,357,892) (See (a) below for further explanation) 97.50% of Net Assets					$719,769,098

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^^	On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation in securities as follows:

Unrealized appreciation	$5,036,203
Unrealized depreciation	(30,624,997)

Net unrealized depreciation	$(25,588,794)

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	719,769,098
Level 3	Significant Unobservable Inputs	—

$719,769,098

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
58.34% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	A2	$505,000	$520,054
Carrollton & Henderson Ky Public Energy Authority Gas	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,670,732
Eastern KY University Consolidated Education Building	4.300	05/01/2009	A2/A*	500,000	504,750
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aa3	1,050,000	1,059,923
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aa3/AA*/AA-@	1,000,000	1,049,090
KY Asset Liability Project Notes	5.000	09/01/2016	Aa3/AA*/AA-@	2,000,000	2,099,460
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa3/AA-*	1,250,000	1,317,100
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	3,000,000	3,028,590
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,650,667
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	757,973
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,151,360
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,070,300
Kentucky State Property & Building #84	5.000	08/01/2019	Aa3/AA*/AA-@	1,000,000	1,018,360
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,057,481
KY State Property & Building #83	5.000	10/01/2019	Aa3/AA*/AA-@	1,750,000	1,791,668
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa3/AA+*/AA-@	2,570,000	2,696,007
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,031,909
Oldham County School Building Corporation	4.375	06/01/2018	Aaa/AAA@	2,570,000	2,546,870
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	785,832
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,319,094

					31,127,218

LEASE REVENUE BONDS
15.49% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	560,000	566,871
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,024,730
KY Infrastructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,073,180
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,278,105
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	500,045
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,001,030
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	795,038
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	555,914
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	469,394

					8,264,307

PREREFUNDED BONDS
8.13% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA@	2,100,000	2,218,902
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,117,620

					4,336,522

GENERAL OBLIGATION BONDS
5.19% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,767,936

					2,767,936

STATE AND LOCAL MORTGAGE REVENUE BONDS
3.88% of Net Assets
KY Housing Corporation - Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,387,380
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	684,833

					2,072,213

HOSPITAL AND HEALTHCARE REVENUE BONDS
3.36% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	257,797
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,016,840
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A-@	510,000	518,374

					1,793,012

MUNICIPAL UTILITY REVENUE BONDS
1.94% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,035,850

					1,035,850

ESCROWED TO MATURITY BONDS
1.45% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	515,715
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	NR	255,000	260,182

					775,897

CERTIFICATES OF PARTICIPATION BONDS
1.42% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	760,036
					760,036
Total Investments (cost $53,034,472)(See (a) below for further explanation) 99.20 % of Net Assets					$52,932,989

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$353,027
Unrealized depreciation	(454,510)

Net unrealized depreciation	$(101,483)

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2008

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	52,932,989
Level 3	Significant Unobservable Inputs	—

$52,932,989

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2008

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
74.80% of Net Assets
De Soto County MS School District		4.500%	04/01/2016	Aaa/AAA@	$30,000	$30,575
Gautier MS Utility District Utility System Revenue		5.125	03/01/2018	NR*	75,000	75,686
Hinds County MS Revenue Refunding - MS Methodist Hospital		5.600	05/01/2012	Aa3/AA*	20,000	20,769
Jackson MS Municipal Airport Authority		5.000	10/01/2031	Aa3/A-@	320,000	291,869
Medical Center Educational Building Corporation MS Revenue		5.500	12/01/2023	Aa3/AA*	120,000	121,968
MS Business Finance Corporation MS Pollution Control Revenue		4.600	04/01/2022	Aa3/AA*/BBB+@	100,000	92,490
MS Development Bank Special Obligation Capital Project	^^	5.000	07/01/2031	Aa3/AA*	75,000	69,791
MS Development Bank Special Obligation Meridian Community		5.500	07/01/2016	Aa3/AA*	30,000	30,005
MS Development Bank Special Obligation Highway Construction		5.000	01/01/2027	Aa3/AA*	125,000	118,814
MS Development Bank Special Obligation Multi-Purpose		5.000	07/01/2021	Aaa/AAA*	50,000	50,431
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2025	Aaa/AAA*/AAA@	100,000	97,653
MS Development Bank Special Obligation Jackson Water/Sewer		5.000	09/01/2029	Aaa/AAA*/AAA@	60,000	56,651
MS Development Bank Special Obligation Horn Lake		5.000	10/01/2020	Aa3/AA*	50,000	50,124
MS Development Bank Special Obligation Lee County School		4.500	09/01/2021	Aa3	100,000	93,201
MS Development Bank Special Obligation Southaven Water		5.000	03/01/2025	Aa3/AA*	325,000	310,947
MS Development Bank Special Obligation Capital Projects	^^	5.875	07/01/2024	Aa3/AA*	55,000	55,416
MS Development Bank Special Obligation Capital Projects		5.000	07/01/2024	Aa3/AA*	370,000	342,909
MS Development Bank Special Obligation Combination		5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	102,454
MS Home Corporation Single Family Mortgage - Series E-1		5.050	12/01/2028	Aaa	100,000	91,809
MS Development Bank Special Obligation Municipal Energy		5.000	03/01/2031	Baa2/BBB-*	100,000	85,779
MS Development Bank Special Obligation Covington Hospital		5.000	07/01/2027	Aa3/AA*	150,000	141,281
MS Development Special Obligation Madison County Highway		5.000	01/01/2027	A1/AA-*	100,000	94,718
MS State Refunding Notes Projects - Series C		5.000	12/01/2022	Aa3/AA*/AA@	200,000	199,784
MS State University Educational Building Corporate Revenue		5.500	08/01/2014	Aa3	75,000	78,785
MS State University Educational Building Corporate Revenue		5.000	08/01/2024	Aa3/AA*	350,000	337,362
Olive Branch MS Public Improvement		4.125	06/01/2022	Aa3	100,000	88,579
Olive Branch MS Water & Sewer Revenue		4.500	03/01/2014	Aaa/AAA@	30,000	30,748
Pearl River County MS Certificate of Participation		4.500	04/01/2021	A2	200,000	192,224
University Southern MS Education Building - Series A		5.000	03/01/2022	Aaa/AAA@	100,000	99,128

						3,451,949

GENERAL OBLIGATION BONDS
14.79% of Net Assets
Hinds County MS School District		4.750	03/01/2015	NR	50,000	50,367
Jackson MS Redevelopment Authority Urban Renewal Revenue		5.600	11/01/2021	A2	20,000	20,365
MS Development Bank Special Obligation Public Improvement		4.750	12/01/2019	A-*	145,000	137,393
MS State General Obligation		5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,673
Mississippi State General Obligation - Series A		5.500	12/01/2015	Aa3/AA*/AA@	100,000	109,589
MS State Refunding - Series A		5.250	11/01/2019	Aa3/AA*/AA@	325,000	343,749
Richland MS Tax Increment		5.600	06/01/2013	NR	10,000	10,468

						682,603

PREREFUNDED BONDS
5.75% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A		5.900	10/01/2019	NR	35,000	36,118
MS Development Bank Special Obligation Madison County		5.250	06/01/2023	Aa3	50,000	54,027
MS Development Bank Special Obligation Southaven		6.200	03/01/2020	A*	10,000	10,159
MS Development Bank Special Obligation Adams County Juvenile		5.900	07/01/2017	A*	10,000	10,260
MS Development Bank Special Obligation Natchez Convention		5.800	07/01/2019	Aa3/AA*	25,000	27,859
MS Development Bank Special Obligation Gulfport Combined Water		5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	10,984
MS Development Bank Special Obligation Desoto County		5.900	07/01/2021	Aa3/AA*	5,000	5,376
MS Development Bank Special Obligation Rankin County		5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,466
MS Hospital Equipment and Facilities Forrest County		5.500	01/01/2024	Aaa/AAA@	45,000	47,861
Ms Development BK Special Obligation Culkin Water District		5.800	07/01/2018	Aa3/AA*	25,000	25,644
Southern MS University Educational Building Corporation		5.750	03/01/2021	Aa3	10,000	10,762
Walnut Grove MS Correctional Authority Certificate of Participation		6.000	11/01/2019	Aa3/AA*	15,000	15,894

						265,410

ESCROWED TO MATURITY BONDS
1.18% of Net Assets
Harrison County MS Wastewater Management District		5.000%	02/01/2015	Baa1/Aaa	25,000	26,674
MS Gulf Coast Regional Wastewater Treatment Facilities		7.000	07/01/2012	NR	25,000	27,938

						54,612

Total Investments (cost $4,717,644) (See (a) below for further explanation) 96.52% of Net Assets						$4,454,574

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$33,298
Unrealized depreciation	(296,368)

Net unrealized depreciation	$(263,070)

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2008

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,454,574
Level 3	Significant Unobservable Inputs	—

$4,454,574

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
71.20% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa3/AA*	$1,000,000	$932,640
Burke County NC Certificate of Participation	5.000	04/01/2023	Aa3/AA*	1,000,000	956,240
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aaa/AAA*/AAA@	1,000,000	982,180
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aa3	500,000	505,965
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/AA*/A+@	1,000,000	997,880
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	Aa3/AA*/A+@	1,000,000	932,950
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	Aa3/AA*/A+@	1,000,000	941,450
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aa3/AA*	500,000	504,360
Dare County NC Utility System Revenue	5.250	06/01/2018	A2/AA*/A+@	250,000	255,093
Dare County NC Certificate of Participation	5.125	06/01/2018	Aa3/AA*/A+@	500,000	510,460
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/AA*	1,000,000	955,840
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/AA*	1,690,000	1,600,177
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,511,993
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/A+@	1,000,000	955,420
Iredell County NC Certificate of Participation Public Facilities	5.250	10/01/2020	Aa3/AA-@	1,000,000	1,027,850
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA*	1,000,000	961,060
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aaa/AAA*/AAA@	500,000	486,130
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*/AAA@	550,000	531,999
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	98,759
Montgomery County NC Certificates of Participation Series A	5.000	02/01/2030	Aa3/AA*	1,680,000	1,595,362
New Hanover County NC Hospital Revenue	5.000	10/01/2019	A1/AA*/A+@	1,175,000	1,186,398
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aa2/AA*/AA-@	1,000,000	1,000,380
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	BBB+*	600,000	599,076
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	BBB+*	630,000	572,657
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	1,928,400
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Baa1	150,000	150,083
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1	1,000,000	994,760
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aa3/AA*	1,000,000	1,062,600
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aa3/AA*/BBB+@	1,000,000	938,780
NC Eastern Municipal Power Agency Series B	6.000	01/01/2022	AAA*/AAA@	750,000	787,050
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/AA*/A@	1,000,000	1,009,390
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aaa/AAA*/AAA@	1,000,000	985,200
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Aa3/AA*	500,000	507,645
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	Aa3/AA*/A+@	500,000	505,125
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Aa3/AA*/AA@	5,000	5,002
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Aa3/AA*/BBB+@	50,000	50,002
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aa3/AA-@	1,000,000	1,019,230
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aa3/AA-@	1,000,000	999,950
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	929,530
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aaa/AAA*	750,000	705,570
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,232,875
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*/AAA@	1,000,000	968,010
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aa3/AA*	500,000	508,295
University of NC System Pool Revenue	5.000	04/01/2019	Aa3	1,000,000	1,012,450
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	A-*	1,000,000	963,360
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	540,177
University of NC System Pool Revenue Series A	5.000	10/01/2026	Aaa	1,000,000	971,110
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aa3/AA*/AA-@	1,500,000	1,416,435
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa3/AA*	500,000	474,170
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aaa/AAA*/AAA@	780,000	767,099
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aaa/AAA*/AAA@	750,000	717,360
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aaa/AAA*/AAA@	1,355,000	1,280,041
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	482,900

					44,514,915

CERTIFICATES OF PARTICIPATION BONDS
14.76% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	651,814
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	965,510
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA@	1,455,000	1,395,549
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA@	775,000	740,520
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,018,550
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,050
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	530,794
Mecklenburg County NC Certificates of Participation Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	956,350
Mooresville NC Certificates of Participation	5.000	09/01/2032	A+*	1,000,000	914,030
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,446,345
Winston Salem NC Certificates of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	603,683

					9,228,195

LEASE REVENUE BONDS
2.71% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aa1/AAA*/AAA@	750,000	683,010
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,012,340

					1,695,350

PREREFUNDED BONDS
2.62% of Net Assets
Charlotte NC Certificate of Participation Convention Facility	5.500	12/01/2020	Aa2/AA+*	700,000	748,370
NC Eastern Municipal Power Agency Power System Series A	6.000	01/01/2026	BBB*/BBB+@	805,000	892,157

					1,640,527

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
2.52% of Net Assets
Cary NC General Obligation	5.000%	03/01/2019	Aaa/AAA*/AAA@	$1,000,000	$1,040,740
Iredell County NC Community College	5.000	04/01/2026	Aa3/AA*/AA@	225,000	220,122
Iredell County NC Community College	5.000	04/01/2027	Aa3/AA*/AA@	325,000	314,707

					1,575,569

MUNICIPAL UTILITY REVENUE BONDS
2.38% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AAA+*	520,000	542,818
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	945,386

					1,488,204

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.72% of Net Assets
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	Aa3/A+*/AA-@	1,000,000	1,007,540
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,598
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,266

					1,078,404

ESCROWED TO MATURITY BONDS
.54% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	AA-@	325,000	337,665

					337,665

STATE AND LOCAL MORTGAGE REVENUE BONDS
.32% of Net Assets
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	30,029
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,026
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	35,000	35,355
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,003

					200,413

Total Investments (cost $65,276,706) (See (a) below for further explanation) 98.77% of Net Assets					$61,759,243

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$311,636
Unrealized depreciation	(3,829,099)

Net unrealized depreciation	$(3,517,463)

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	61,759,243
Level 3	Significant Unobservable Inputs	—

$61,759,243

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
65.25% of Net Assets
Catawba County Certificate of Participation Public School	5.250%	06/01/2016	Aa3	$125,000	$131,810
Catawba County NC Certificate of Participation	5.250	06/01/2018	Aa3	125,000	129,700
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aa3/AA*	200,000	206,220
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	101,091
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aa2/AA+*/AA@	1,000,000	1,052,990
Davie County NC Community College	4.000	06/01/2013	Aa3/AA*	250,000	252,430
Greenville NC Certificate of Participation Public Facilities	4.600	06/01/2011	A1/AA*	100,000	100,769
Harnett County NC Certificate of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	247,577
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	Aa3/AA*	635,000	657,276
Henderson County NC Certificates of Participation - Series A	5.250	05/01/2020	Aa3/AA*/A+@	300,000	302,475
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	Aa3/AA*	425,000	437,236
Lee County NC Certificate of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	224,660
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	BBB-*	385,000	393,647
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	A1/AA*/A+@	100,000	101,274
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,159,345
North Carolina Medical Care Community Hospital Chatham Memorial	3.625	10/01/2010	BBB+*	100,000	100,432
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	BBB*/BBB+@	120,000	120,851
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aaa/AAA*/AAA@	250,000	256,240
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	BBB+*	35,000	35,030
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aa3	350,000	353,511
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	A2/AA*/A@	200,000	207,612
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2019	A2/AA*/A@	200,000	201,878
Pitt County NC Certificate of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	102,775
Union County NC Certificate of Participation	5.000	06/01/2020	Aa3/AA*/AA-@	250,000	251,723
University NC System Pool Revenue	5.000	10/01/2009	A2/AA*	170,000	171,712

					7,300,262

CERTIFICATES OF PARTICIPATION BONDS
12.14% of Net Assets
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	260,083
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	271,417
Durham NC Certificate of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	309,870
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA*/AA@	500,000	516,880

					1,358,249

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.57% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	200,928
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	144,272
NC Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	278,130

					623,329

GENERAL OBLIGATION BONDS
5.19% of Net Assets
NC State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA*/AAA@	150,000	154,049
NC State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA*/AAA@	50,000	50,688
NC Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA*/AAA@	115,000	117,095
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	259,008

					580,839

LEASE REVENUE BONDS
4.17% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa2/AA+*/AA+@	75,000	75,781
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa2/AA+*/AA+@	250,000	262,855
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A-*/A@	125,000	127,748

					466,383

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.83% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	204,760

					204,760

PREREFUNDED BONDS
.27% of Net Assets
University NC System Pool Revenue - Series B	5.000	10/01/2009	A2/AA*	30,000	30,302

					30,302

Total Investments (cost $10,665,368) (See (a) below for further explanation) 94.42% of Net Assets					$10,564,124

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$16,492
Unrealized depreciation	(117,737)

Net unrealized depreciation	$(101,245)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2008

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,564,124
Level 3	Significant Unobservable Inputs	—

$10,564,124

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
60.95% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aa3/AA-@	$1,500,000	$1,393,185
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa3/AA-*	750,000	639,548
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,066,370
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	685,823
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	AAA*/AAA@	1,000,000	976,040
Clarksville TN Electric System Revenue	5.000	09/01/2022	A1	1,065,000	1,013,624
Clarksville TN Electric System Revenue	5.000	09/01/2032	A1	1,250,000	1,139,488
Cleveland TN General Obligation - Series A	5.000	06/01/2027	A2	680,000	628,619
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa3	1,000,000	958,860
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aa3	1,235,000	1,180,796
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	Aa3/AA*	1,000,000	977,630
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aaa	2,540,000	2,454,478
Giles County TN	4.500	02/01/2018	A2	1,000,000	984,220
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa	505,000	481,725
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2026	A+*	1,000,000	950,720
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	A+*	740,000	689,850
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,356,843
Harpeth Valley Utilities TN Davidson & Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,338,705
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3/AA*	200,000	201,698
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	A1	1,000,000	926,080
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	AA*/BBB+@	1,000,000	1,151,650
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	435,000	430,685
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	983,120
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	A2/AA*	10,000	10,782
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	446,094
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	A2/AA*	220,000	222,363
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aa3/AA*	1,550,000	1,510,909
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aa3/AA*	1,150,000	1,113,120
Marion County TN Schools	5.000	06/01/2025	A2	1,050,000	1,004,136
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa2/AA*/AA@	1,000,000	985,890
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa2/AA*/AA@	1,000,000	990,450
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/ AAA*/AAA@	1,000,000	1,007,370
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa2/AA*/AA@	1,400,000	1,358,644
Montgomery County TN General Obligation	4.750	05/01/2020	Aa3	1,000,000	985,950
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	256,270
Overton County TN Refunding - Schools General Obligation	5.000	04/01/2018	A2	1,000,000	1,020,050
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aaa/AAA*	1,000,000	942,110
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,364,498
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aaa/AAA*	1,000,000	953,820
Smith County TN General Obligation	5.000	04/01/2021	Aa3	720,000	719,330
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	BBB+*/BBB+@	1,000,000	976,340
Sullivan County TN Health Educational & Housing Wellmont	5.000	09/01/2017	BBB+*/BBB+@	2,500,000	2,400,750
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	BBB+*/BBB+@	1,000,000	886,940
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	675,000	647,325
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa2/AA*/AA@	1,395,000	1,388,960
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa2/AA*/AA@	1,440,000	1,430,309
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	A2	2,460,000	2,206,989
White House Utility District TN Water & Sewer	5.000	01/01/2028	A2	1,235,000	1,151,008
White House Utility District TN Water & Sewer	5.000	01/01/2030	A2	2,505,000	2,310,611
Wilson County TN Referendum General Obligation	5.000	04/01/2018	Aa3	1,000,000	1,029,300

					52,930,072

GENERAL OBLIGATION BONDS
14.28% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,014,630
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	746,798
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA+*/AA+@	1,430,000	1,461,503
Memphis TN General Improvement	5.000	05/01/2020	A1/AA*/AA-@	2,000,000	2,043,360
Metro Government Nashville & Davidson County TN -Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,470,960
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*/AA@	1,000,000	978,150
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	484,350
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aaa	645,000	668,362
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aaa	750,000	743,723
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aaa	1,400,000	1,391,348
Williamson County TN General Obligation	5.000	05/01/2022	Aaa	1,400,000	1,401,484

					12,404,667

HOSPITAL AND HEALTHCARE REVENUE BONDS
9.79% of Net Assets
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2016	BBB+*	2,500,000	2,500,275
Metro Nashville & Davidson County TN Open Arms	5.100	08/01/2019	BBB+*	1,660,000	1,608,839
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,391,233

					8,500,346

STATE AND LOCAL MORTGAGE REVENUE
5.34% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	335,000	336,132
TN Housing Development Agency	5.000	07/01/2028	Aa2/AA*	1,000,000	905,470
TN Housing Development Agency	5.400	07/01/2035	Aa2/AA*	750,000	698,828
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	230,000	229,013
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,470,000	2,471,828

					4,641,271

LEASE REVENUE BONDS
2.91% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	247,455
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa2/AA*	1,000,000	900,730
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa2/AA*/AA@	1,500,000	1,378,320

					2,526,505

PREREFUNDED BONDS
2.42% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	A2/AA*	2,000,000	2,032,020
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	AA*	60,000	69,473

					2,101,493

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.96% of Net Assets
Metro Nashville & Davidson County TN McKendree	5.125%	01/01/2020	AA*	$1,700,000	$1,700,255

					1,700,255

ESCROWED TO MATURITY BONDS
1.40% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	AAA*	5,000	5,424
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	A2/AA*	1,000,000	1,013,950
Metro Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A2	200,000	200,442

					1,219,816

MUNICIPAL UTILITY REVENUE BONDS
1.26% of Net Assets
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA+*/AA@	1,085,000	1,098,335

					1,098,335

Total Investments (cost $92,480,710) (See (a) below for further explanation) 100.34% of Net Assets					$87,122,761

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$220,479
Unrealized depreciation	(5,578,429)

Net unrealized depreciation	$(5,357,950)

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	87,122,761
Level 3	Significant Unobservable Inputs	—

$87,122,761

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2008

Bond Description		Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
64.70% of Net Assets
Dickson County TN Refunding		5.000%	06/01/2015	A3	$140,000	$145,116
Johnson City TN Refunding		4.000	06/01/2015	NR	400,000	396,976
Johnson City TN Electric Revenue		4.500	05/01/2021	Aaa/AAA*/AAA	300,000	283,416
Knoxville TN Electric Revenue - Series V		4.750	07/01/2021	Aaa/AAA*/AAA@	275,000	275,074
Maury County TN School & Public Improvement		5.000	04/01/2016	A1	1,000,000	1,041,930
Memphis-Shelby TN Sports Authority Memphis Arena Project		5.500	11/01/2012	Aa3/AA*/A@	500,000	536,370
Memphis-Shelby County TN Sports Authority Memphis Arena		5.000	11/01/2017	A1/AA*/A@	275,000	285,775
Memphis TN General Obligation General Improvement		5.000	10/01/2016	A1/AA*/A+@	450,000	471,357
Memphis TN Series A		5.000	04/01/2024	Aaa/AAA*/AAA@	200,000	197,242
Memphis TN Electric System Revenue - Series A		5.000	12/01/2015	Aa2/AA+*/AA@	1,200,000	1,255,464
Municipal Energy Acquisition Gas Corporation Revenue		4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	201,310
Shelby County TN Health Education & Housing Facility Rhodes		4.500	08/01/2009	A2/AA*	100,000	101,032
Shelby County Health Education		5.250	09/01/2020	Aaa/AAA*	400,000	405,920
Sullivan County TN Health Educational & Housing Facility Board		5.000	09/01/2011	BBB+*/BBB+@	335,000	345,439
Washington County TN Refunding School & Public Improvement		5.000	04/01/2015	Aa3	200,000	211,118

						6,153,538

GENERAL OBLIGATION BONDS
11.39% of Net Assets
Chattanooga TN General Obligation Unlimited		5.500	09/01/2010	Aa2/AA*/AA@	500,000	526,390
Rutherford County TN General Obligation		5.000	04/01/2009	Aa2/AA*	250,000	253,328
Rutherford County TN Public Improvement General Obligation		4.250	04/01/2009	Aa2/AA*	200,000	201,916
Shelby County TN Public Improvement General Obligation S:A		5.500	04/01/2009	Aa2/AA+*/AA@	100,000	101,570

						1,083,204

LEASE REVENUE BONDS
8.47% of Net Assets
Chattanooga TN Electric Revenue - Series A		5.000	09/01/2021	AA*/AA@	400,000	400,876
Memphis-Shelby County Airport Special Facilities - Federal Ex		5.000	09/01/2009	Baa2/BBB*	400,000	404,460

						805,336

STATE AND LOCAL MORTGAGE REVENUE BONDS
3.69% of Net Assets
Shelby County TN Multi-Family Housing Memphis	^	5.000	01/01/2009	NR	240,000	33,600
TN Housing Development Agency - Series 1B		4.800	07/01/2024	Aa2/AA*	350,000	317,167

						350,767

PREREFUNDED BONDS
2.16% of Net Assets
Metro Government Nashville & Davidson County TN General Obligation		5.125	11/15/2013	Aa2/AA*	200,000	205,400

						205,400

MUNICIPAL UTILITY REVENUE BONDS
1.84% of Net Assets
Knoxville TN Gas Revenue System - Series J		4.750	03/01/2010	Aa3/AA*	170,000	174,745

						174,745

HOSPITAL AND HEALTHCARE REVENUE BONDS
1.07% of Net Assets
Knox County TN Hospital Facility Revenue - Catholic Healthcare		4.500	10/01/2011	A1/AA-*/AA-@	100,000	101,457

						101,457

Total Investments (cost $9,223,854) (See (a) below for further explanation) 93.32% of Net Assets						$8,874,446

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
^	Security in default and therefore is non-income producing.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$9,685
Unrealized depreciation	(359,094)

Net unrealized depreciation	$(349,409)

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2008

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,874,446
Level 3	Significant Unobservable Inputs	—

$8,874,446

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Fund also uses this matrix approach on days when a pricing vendor is not used.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

September 30, 2008

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
35.77% of Net Assets
Federal Home Loan Banks Medium Term Note	5.550%	08/20/2018	Aaa/AAA*	$2,000,000	$2,008,570
Federal Home Loan Banks Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	564,655
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*	3,025,000	3,063,846
Federal Home Loan Banks Medium Term Note	5.000	01/22/2018	Aaa/AAA*	1,250,000	1,211,123
Federal Home Loan Banks Medium Term Note	5.250	02/22/2023	Aaa/AAA*	1,500,000	1,440,397

					8,288,590

FEDERAL FARM CREDIT
21.93% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA*/AAA@	1,550,000	1,617,337
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	1,000,868
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AAA*/AAA@	1,900,000	1,944,276
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	518,701

					5,081,182

FEDERAL HOME LOAN MORTGAGE
20.87% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA*/AAA@	500,000	488,608
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	477,014
Federal Home Loan Mortgage Corporation	5.125	06/08/2015	Aaa/AAA*/AAA@	1,000,000	997,897
Federal Home Loan Mortgage Corporation	5.000	04/15/2021	Aaa/AAA*/AAA@	3,000,000	2,871,285

					4,834,804

FEDERAL NATIONAL MORTGAGE ASSOCIATION
12.80% of Net Assets
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA*/AAA@	1,000,000	998,685
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	999,375
Federal National Mortgage Association	5.100	08/20/2020	Aaa/AAA*/AAA@	1,000,000	967,278

					2,965,338

STUDENT LOAN MARKETING ASSOCIATION
4.87% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa	1,000,000	1,128,093

					1,128,093

INVESTMENT FUND
2.09% of Net Assets
US Bank U.S. Treasury Money Market Fund				484,036	484,036

					484,036

Total Investments (cost $22,192,340) (See (a) below for further explanation) 98.33% of Net Assets					$22,782,043

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$325,399
Unrealized depreciation	(219,732)

Net unrealized appreciation	$105,667

The Fund follows Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”.

FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2008 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$484,036
Level 2	Other Significant Observable Inputs	22,298,007
Level 3	Significant Unobservable Inputs	—

		$22,782,043

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

Item 2. Controls and Procedures.

On November 18, 2008 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on November 18, 2008 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer
Date: 11/18/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree,
Sr., President
Date: 11/18/08

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer
Date: 11/18/08